Quarterly Holdings Report
for
Fidelity® Value Discovery Fund
October 31, 2022
FVD-NPRT1-1222
1.809083.119
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.3%
Entertainment - 1.4%
Activision Blizzard, Inc.	572,270	41,661,256
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	516,922	48,854,298
Media - 3.2%
Charter Communications, Inc. Class A (a)	72,893	26,796,925
Comcast Corp. Class A	2,031,973	64,494,823
		91,291,748
TOTAL COMMUNICATION SERVICES		181,807,302
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 1.5%
H&R Block, Inc.	1,027,674	42,288,785
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	259,458	10,336,807
Multiline Retail - 1.5%
Dollar General Corp.	171,855	43,831,618
Specialty Retail - 0.8%
Ross Stores, Inc.	238,222	22,795,463
TOTAL CONSUMER DISCRETIONARY		119,252,673
CONSUMER STAPLES - 6.7%
Beverages - 0.6%
Coca-Cola European Partners PLC	357,523	16,821,457
Food & Staples Retailing - 0.6%
U.S. Foods Holding Corp. (a)	620,574	18,468,282
Food Products - 2.3%
Mondelez International, Inc.	816,003	50,167,864
Tyson Foods, Inc. Class A	223,213	15,256,609
		65,424,473
Household Products - 2.9%
Procter & Gamble Co.	268,548	36,165,359
Reckitt Benckiser Group PLC	269,971	17,916,360
Spectrum Brands Holdings, Inc.	265,823	12,265,073
The Clorox Co.	110,095	16,078,274
		82,425,066
Personal Products - 0.3%
Unilever PLC sponsored ADR	193,434	8,803,181
TOTAL CONSUMER STAPLES		191,942,459
ENERGY - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
ConocoPhillips Co.	362,458	45,702,329
Equinor ASA sponsored ADR	396,937	14,400,874
Exxon Mobil Corp.	1,291,150	143,072,335
Occidental Petroleum Corp.	341,365	24,783,099
Ovintiv, Inc.	267,546	13,551,205
Parex Resources, Inc.	1,056,841	16,120,054
		257,629,896
FINANCIALS - 22.5%
Banks - 8.9%
Bank of America Corp.	1,760,001	63,430,436
Cullen/Frost Bankers, Inc.	67,645	10,488,357
JPMorgan Chase & Co.	599,282	75,437,618
M&T Bank Corp.	198,931	33,494,012
PNC Financial Services Group, Inc.	197,526	31,965,633
Wells Fargo & Co.	887,153	40,800,166
		255,616,222
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	132,185	16,412,090
BlackRock, Inc. Class A	69,158	44,669,844
Invesco Ltd.	323,793	4,960,509
Northern Trust Corp.	189,839	16,012,920
		82,055,363
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	456,099	134,590,254
Insurance - 5.8%
Chubb Ltd.	320,192	68,806,059
The Travelers Companies, Inc.	329,159	60,716,669
Willis Towers Watson PLC	165,860	36,192,311
		165,715,039
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp. (b)	325,600	2,676,432
Annaly Capital Management, Inc.	159,200	2,953,160
MFA Financial, Inc.	338,600	3,372,456
		9,002,048
TOTAL FINANCIALS		646,978,926
HEALTH CARE - 20.3%
Biotechnology - 2.5%
Regeneron Pharmaceuticals, Inc. (a)	51,556	38,602,555
Vertex Pharmaceuticals, Inc. (a)	107,808	33,636,096
		72,238,651
Health Care Providers & Services - 11.4%
Centene Corp. (a)	903,440	76,909,847
Cigna Corp.	260,104	84,029,198
Elevance Health, Inc.	92,010	50,308,308
Humana, Inc.	77,934	43,493,407
UnitedHealth Group, Inc.	131,260	72,868,989
		327,609,749
Pharmaceuticals - 6.4%
AstraZeneca PLC sponsored ADR	636,492	37,432,095
Bristol-Myers Squibb Co.	1,004,737	77,836,975
Roche Holding AG (participation certificate)	125,978	41,799,272
Sanofi SA sponsored ADR	651,192	28,151,030
		185,219,372
TOTAL HEALTH CARE		585,067,772
INDUSTRIALS - 9.4%
Aerospace & Defense - 5.3%
Airbus Group NV	77,063	8,338,508
L3Harris Technologies, Inc.	114,603	28,246,201
Lockheed Martin Corp.	59,549	28,981,307
Northrop Grumman Corp.	106,009	58,200,001
The Boeing Co. (a)	207,753	29,606,880
		153,372,897
Air Freight & Logistics - 0.2%
Deutsche Post AG	146,224	5,168,993
Electrical Equipment - 1.1%
Eaton Corp. PLC	38,800	5,822,716
Regal Rexnord Corp.	201,468	25,493,761
		31,316,477
Industrial Conglomerates - 0.4%
Siemens AG	121,835	13,305,483
Machinery - 2.4%
Crane Holdings Co.	42,000	4,214,280
ITT, Inc.	101,041	7,718,522
Oshkosh Corp.	318,529	28,030,552
Parker Hannifin Corp.	20,800	6,044,896
Pentair PLC (b)	320,526	13,766,592
Stanley Black & Decker, Inc.	114,784	9,009,396
		68,784,238
TOTAL INDUSTRIALS		271,948,088
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	880,131	39,984,351
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	87,428	10,686,324
IT Services - 2.7%
Amdocs Ltd.	336,087	29,007,669
Capgemini SA	62,937	10,314,798
Cognizant Technology Solutions Corp. Class A	382,577	23,815,418
Maximus, Inc.	224,715	13,858,174
		76,996,059
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	32,019	4,677,336
Software - 1.5%
Aspen Technology, Inc. (a)	51,101	12,338,336
NortonLifeLock, Inc.	915,725	20,631,284
Open Text Corp.	365,895	10,592,660
		43,562,280
TOTAL INFORMATION TECHNOLOGY		175,906,350
MATERIALS - 2.9%
Chemicals - 1.9%
DuPont de Nemours, Inc.	632,551	36,181,917
International Flavors & Fragrances, Inc.	159,944	15,612,134
The Scotts Miracle-Gro Co. Class A (b)	96,600	4,434,906
		56,228,957
Metals & Mining - 1.0%
Lundin Mining Corp.	3,092,919	16,209,815
Newmont Corp.	282,708	11,964,203
		28,174,018
TOTAL MATERIALS		84,402,975
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	221,094	15,684,408
UTILITIES - 10.1%
Electric Utilities - 8.2%
Constellation Energy Corp.	530,707	50,173,040
Duke Energy Corp.	154,763	14,420,816
Evergy, Inc.	464,407	28,389,200
Exelon Corp.	252,031	9,725,876
NextEra Energy, Inc.	281,036	21,780,290
PG&E Corp. (a)	4,545,715	67,867,525
Portland General Electric Co. (b)	330,090	14,834,245
Southern Co.	445,153	29,148,618
		236,339,610
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	716,337	18,739,376
Multi-Utilities - 1.3%
Dominion Energy, Inc.	515,045	36,037,699
TOTAL UTILITIES		291,116,685
TOTAL COMMON STOCKS (Cost $2,236,256,748)		2,821,737,534

Nonconvertible Preferred Stocks - 1.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd. (Cost $33,625,577)	818,290	30,557,168

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	30,348,756	30,354,825
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	28,015,248	28,018,050
TOTAL MONEY MARKET FUNDS (Cost $58,372,875)		58,372,875

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $2,328,255,200)	2,910,667,577
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(28,295,630)
NET ASSETS - 100.0%	2,882,371,947

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	83,928,877	138,056,999	191,631,051	350,973	-	-	30,354,825	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	-	49,579,382	21,561,332	318	-	-	28,018,050	0.1%
Total	83,928,877	187,636,381	213,192,383	351,291	-	-	58,372,875

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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